Equity (Tables)	12 Months Ended
Mar. 31, 2016
Equity
Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2015:
Balance at March 31, 2014	54,540	4,185	(24)	(323)	58,378
Other comprehensive income (loss) before reclassifications	76,856	3,245	(1,065)	(2,461)	76,575
Amounts reclassified from accumulated other comprehensive income (loss)	(64)	(18)	17	(60)	(125)

Net change during the current period other comprehensive income (loss)	76,792	3,227	(1,048)	(2,521)	76,450

Balance at March 31, 2015	131,332	7,412	(1,072)	(2,844)	134,828

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2016:
Balance at March 31, 2015	131,332	7,412	(1,072)	(2,844)	134,828
Other comprehensive income (loss) before reclassifications	(53,941)	(3,059)	(1,210)	(1,017)	(59,227)
Amounts reclassified from accumulated other comprehensive income (loss)	233	(655)	1,536	14	1,128

Net change during the current period other comprehensive income (loss)	(53,708)	(3,714)	326	(1,003)	(58,099)

Balance at March 31, 2016	77,624	3,698	(746)	(3,847)	76,729

Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2015:
Foreign currency translation adjustments	(64)	Other, net, Selling,general and administrative expenses
	—	Income taxes

	(64)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(64)	Net income attributable to Nidec Corporation

Net unrealized gains (losses) from securities	(26)	Gain from marketable securities, net
	8	Income taxes

	(18)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(18)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	28	Cost of products sold, Interest expense
	(11)	Income taxes

	17	Consolidated net income
	—	Net income attributable to noncontrolling interests

	17	Net income attributable to Nidec Corporation

Pension liability adjustments	(114)	*2
	41	Income taxes

	(73)	Consolidated net income
	13	Net income attributable to noncontrolling interests

	(60)	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(125)

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2016:
Foreign currency translation adjustments	233	Other, net, Selling,general and administrative expenses
	—	Income taxes

	233	Consolidated net income
	—	Net income attributable to noncontrolling interests

	233	Net income attributable to Nidec Corporation

Net unrealized gains (losses) from securities	(942)	Gain from marketable securities, net
	287	Income taxes

	(655)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(655)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	2,480	Cost of products sold, Interest expense
	(944)	Income taxes

	1,536	Consolidated net income
	—	Net income attributable to noncontrolling interests

	1,536	Net income attributable to Nidec Corporation

Pension liability adjustments	44	*2
	(8)	Income taxes

	36	Consolidated net income
	(22)	Net income attributable to noncontrolling interests

	14	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	1,128

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Schedule of Tax Effects Allocated and Reclassification Adjustments

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount

For the year ended March 31, 2014:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥43,429	¥—	¥43,429
Reclassification adjustments for gains and losses realized in net income	—	—	—
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,567	(1,440)	3,127
Reclassification adjustments for gains and losses realized in net income	(230)	83	(147)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(397)	153	(244)
Reclassification adjustments for gains and losses realized in net income	(37)	15	(22)
Pension liability adjustment:
Actuarial gains (losses) arising during period	1,072	(378)	694
Prior service cost arising during period	74	(14)	60
Reclassification adjustments for actuarial gains and losses realized in net income	119	(35)	84
Reclassification adjustments for prior service credit and cost realized in net income	(157)	57	(100)

Other comprehensive income (loss)	¥48,440	¥(1,559)	¥46,881

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount

For the year ended March 31, 2015:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥77,817	¥—	¥77,817
Reclassification adjustments for gains and losses realized in net income	(64)	—	(64)
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses)arising during period	5,035	(1,774)	3,261
Reclassification adjustments for gains and losses realized in net income	(26)	8	(18)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(1,719)	654	(1,065)
Reclassification adjustments for gains and losses realized in net income	28	(11)	17
Pension liability adjustment:
Actuarial gains (losses) arising during period	(4,193)	1,526	(2,667)
Prior service cost arising during period	226	(20)	206
Reclassification adjustments for actuarial gains and losses realized in net income	93	(26)	67
Reclassification adjustments for prior service credit and cost realized in net income	(207)	67	(140)

Other comprehensive income (loss)	¥76,990	¥424	¥77,414

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2016:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(54,724)	¥—	¥(54,724)
Reclassification adjustments for gains and losses realized in net income	233	—	233
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(4,612)	1,553	(3,059)
Reclassification adjustments for gains and losses realized in net income	(942)	287	(655)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(1,945)	735	(1,210)
Reclassification adjustments for gains and losses realized in net income	2,480	(944)	1,536
Pension liability adjustment:
Actuarial gains (losses) arising during period	(1,446)	429	(1,017)
Reclassification adjustments for actuarial gains and losses realized in net income	214	(60)	154
Reclassification adjustments for prior service credit and cost realized in net income	(170)	52	(118)

Other comprehensive income (loss)	¥(60,912)	¥2,052	¥(58,860)